Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Other Assets

Note 8. Other Assets

Other assets include the following (in millions):

	December 31,
	2011	2010
VOI notes receivable, net of allowance of $46 and $69	$93	$132
Prepaids	104	88
Deposits and other	158	161

Total	$355	$381

See Note 10 for discussion relating to VOI notes receivable.